Income and Expenses - Sales and Marketing Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 2,718	€ 3,041	€ 6,603
Wages, Benefits and Social Security Expense
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	1,938	1,728	1,631
Purchased Services
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	247	794	2,771
Travel Costs
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	88	267	260
Other
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 445	€ 252	€ 1,940